Income taxes (Narrative) (Details) R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	31.24%	31.24%	31.24%	58.21%	58.21%	17.92%
Amount of tax payments and expenses increase (decrease)		$ 554,400		$ 2,323,700
GV do Brasil Industria e Comercio of Aco LTDA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		985,000		$ 1,025,000
Companhia Siderurgica do Espirito Santo S.A. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 94
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 7,832,647
Brazil, Brazil Real [Member] | GV do Brasil Industria e Comercio of Aco LTDA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses | R$			R$ 203,346		R$ 210,525
Brazil, Brazil Real [Member] | Companhia Siderurgica do Espirito Santo S.A. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses | R$			R$ 6,082
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	30.00%	30.00%	30.00%	30.00%	30.00%
Amount of tax payments and expenses increase (decrease)		$ 554,435		$ 2,323,662
Republic [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 281,000
Expiration period	expire between 2033 and 2038	expire between 2033 and 2038	expire between 2033 and 2038
Defined [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 200,300
Expiration period	expire between 2033 and 2038	expire between 2033 and 2038	expire between 2033 and 2038
Undefined [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 80,700
State and local [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 313,600
Expiration period	expire between 2021 and 2040	expire between 2021 and 2040	expire between 2021 and 2040
Canada [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 6,100
Expiration period	expire between 2032 and 2040	expire between 2032 and 2040	expire between 2032 and 2040